Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision

	Year Ended December 31,
	2015	2014	2013
Current tax expense:
U.S. federal	$37(1)	$85	$67
U.S. state and local	1(1)	13	11
International	62	73	88
Total current tax expense	100	171	166
Deferred tax (benefit) expense:
U.S. federal	(187)	(20)	(4)
U.S. state and local	(14)	(3)	(2)
International	3	1	(8)
Total deferred tax benefit	(198)	(22)	(14)
Total (benefit from) provision for income taxes	$(98)	$149	$152

(1)	Recorded pursuant to the tax matters agreement.

Schedule of Deferred Tax Assets and Liabilities Components
The significant components of deferred tax assets and liabilities are as follows:
	December 31, 2015	December 31, 2014
Deferred tax assets – noncurrent:
Other assets and other accrued liabilities	$257	$188
Tax loss carryforwards	124	36
Total deferred tax assets – noncurrent	381	224
Valuation allowance	—	(36)
Total deferred tax assets, net	381	188
Deferred tax liabilities – noncurrent:
Goodwill and other intangibles	—	(2)
Accrued expenses and other liabilities	(7)	(34)
Property, plant and equipment	(530)	(533)
Inventories and other assets	(31)	(33)
Total deferred tax liabilities – noncurrent	(568)	(602)
Net deferred tax liability	$(187)	$(414)

Schedule of Effective Income Tax Rate
An analysis of the Company’s effective tax rate is as follows:
	Year Ended December 31,
	2015	2014	2013
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.1%	1.0%	1.0%
Benefit from (lower effective tax rate) on international operations – net	12.0%	(9.6)%	(10.2)%
Valuation allowance	—%	2.0%	1.2%
Exchange (gains) losses	0.5%	2.7%	2.3%
Depletion	3.4%	(3.9)%	(4.1)%
Goodwill	(3.2)%	—%	—%
Section 199 deduction	—%	(0.7)%	(0.8)%
Other, net	(0.5)%	0.6%	2.0%
Total effective tax rate	52.3%	27.1%	26.4%

Schedule of Income before Income Taxes
(Loss) income before income taxes for U.S. and international operations was:

	Year Ended December 31,
(Dollars in millions)	2015	2014	2013
U.S. (including exports)	$(492)	$244	$224
International	304	306	352
Total pre-tax (loss) income	$(188)	$550	$576

Schedule of Unrecognized Tax Benefits
The following table shows the change in our unrecognized tax benefit.
	Year Ended December 31,
	2015	2014	2013
Total unrecognized tax benefits as of January 1	$39	$26	$24
Gross amounts of decreases in unrecognized tax benefits as a result of adjustments to tax provisions taken during the prior period	—	(1)	(1)
Gross amounts of increases in unrecognized tax benefits as a result of tax positions taken during the current period	—	15	5
Reduction to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(32)(1)	(1)	(2)
Total unrecognized tax benefits as of December 31	$7	$39	$26
Total unrecognized tax benefits, if recognized, that would impact the effective tax rate	$—	$39	$26
Total amount of interest and penalties recognized in the Consolidated Statements of Operations	1(1)	2	2
Total amount of interest and penalties recognized in the Consolidated Balance Sheets	—	8	6

(1)	Recorded pursuant to the tax matters agreement.

Summary of Deferred Tax Asset Valuation Allowance
The following is a rollforward of the deferred tax asset valuation allowance for the years ended December 31, 2015, 2014 and 2013.
	Year Ended December 31,
	2015	2014	2013
Balance at beginning of period	$36	$26	$19
Net charges to income tax expense	—	10	7
Release of valuation allowance(1)	(36)	—	—
Balance at end of period	$—	$36	$26

(1)
Release of valuation allowance during 2015 was primarily related to the tax attributes retained by DuPont pursuant to the tax matters agreement.